DIVIDEND PREFERENCE SHARES	12 Months Ended
Dec. 31, 2025
DIVIDEND PREFERENCE SHARES
DIVIDEND PREFERENCE SHARES

22.DIVIDEND PREFERENCE SHARES

Dividend preference shares recognized as financial liabilities

Dividend preferred shares (“DPS2”) issued under the series of financial instruments and contracts, together with all rights, obligations and features, were treated as a bundle of instruments (collectively referred to as the ‘Financial liabilities in respect of DPS2’), and are measured at fair value through profit or loss in the consolidated statements of the Company. Details are as below:

●	In 2022, the Company and Vingroup JSC entered into Subscription Agreements with certain investors pursuant to which, Vingroup JSC issued to such investors, and such investors subscribed for, USD625 million aggregate principal amount of exchangeable bonds (“EB”). Investors of EB has the right to require Vingroup JSC to redeem the EB upon the occurrence of certain events as specified in transaction documents. Concurrent with the entry into the EB, the Company entered into a Deed Poll, pursuant to which, investors of EB have the rights to exchange their EB for a number of the Company’s ordinary shares at the exchange rate determined in transaction documents. Under the terms of the EB, Vingroup JSC shall use the proceeds from the issuance of EB (net of fees and expenses incurred in connection with such issuance) to contribute capital into VinFast Vietnam via the issuance of DPS2.
●	In May and June 2022, VinFast Vietnam issued DPS2 amounting to VND11,745.72 billion and VND2,249.64 billion to Vingroup JSC, respectively. DPS2 are non-voting, non-redeemable and entitled to dividend at specified rates. DPS2 shall be converted automatically into ordinary shares of VinFast Vietnam at the earlier of the transfer of such DPS2 from Vingroup JSC to the Company and the date falling five years and three months after the issuance date of DPS2, at the conversion rate of 1:1, and such conversion is dependent on whether appropriate approvals are obtained.
●	In July 2022, the Company entered into a put option agreement with Vingroup JSC, pursuant to which Vingroup JSC will have the right to require the Company to purchase DPS2 on the earlier of Vingroup JSC’s receipt of a notice to redeem the EB or the maturity date of the EB.
●	In 2024, Vingroup JSC partially redeemed the EB. The terms of the remaining EB (“Revised EB”) were revised in accordance with the Deed of Amendment and Supplement and Supplemental Deed Poll both dated in April 2024. On July 16, 2024, Vingroup JSC and VinFast signed a Notice Letter relating to the put option agreement (as amended and supplemented) to clarify the amount of the put option considerations, which include the amount required for Vingroup JSC to fulfil its redemption obligations resulting from the relevant redemptions. The costs to be incurred by Vingroup JSC, and therefore comprising the put option consideration, is understood to also include an interest amount at the rate of 9% accruing over any actual payment amount that has been paid by Vingroup JSC.
●	In October 2025, the conversion ratios and exchange ratios of the Company’s Dividend Preferred Shares (“DPS”) into common shares of VinFast Vietnam and the Company were modified after restructuring transaction (Note 3).
●	As of December 31, 2025, the fair value of the financial liabilities in respect of DPS2 was VND24,332 billion (USD968.6 million). Change in fair value of this instrument was recorded as a loss on financial instruments at fair value through profit or loss in the consolidated statement of operations.

22.DIVIDEND PREFERENCE SHARES (continued)

Dividend preference shares recognized as equity instruments

Other dividend preference shares (DPS) held by Vingroup JSC, are recognized as equity instruments and presented as non-controlling interest in the consolidated financial statements of the Company. Details are as below:

Preference shares	Year of issuance	No of shares	Dividend (%) (v)	Other principles
Dividend Preference Shares 1 (“DPS 1”)	2022	120,254,284	0.01%/year	(i), (ii), (iii), (iv), (vi)
Dividend Preference Shares 3 (“DPS 3”)	2022	916,612,490	9%/year	(i), (ii), (iii), (iv), (vi)
Dividend Preference Shares 4 (“DPS 4”)	2022	2,578,216,022	0.01%/year	(i), (iv)
Dividend Preference Shares 5 (“DPS 5”)	2024 and 2025	3,542,643,385	12%/year (unpaid dividends shall be accumulative)	(i), (ii), (iii), (iv), (vi)
TOTAL		7,157,726,181
(i)	Par value of share: 10,000 VND. These DPS carry no voting right and are not redeemable at the request of DPS shareholder.
(ii)	DPS shareholder has the right (but not the obligation) to convert DPS into ordinary shares of VinFast Vietnam and VinFast Investment and Development, as stipulated in the transaction documents.
(iii)

DPS shareholder has the right (but not the obligation) to exchange DPS into ordinary shares of the Company, as stipulated in the Share Exchange Agreements dated 31 December 2024 which were entered into between Vingroup JSC and the Company. The number of the Company’s ordinary shares to be issued shall be equal to the number of DPSs requested to be exchanged divided by a pre-determined exchange rate and rounded down to the nearest whole number. In all cases, the exchange rates shall be subject to customary adjustment terms.

(iv)

Unless DPSs have been converted into ordinary shares of VinFast Vietnam and VinFast Investment and Development before these companies are dissolved, liquidated, or bankrupt, in the event of these companies’ dissolution, liquidation, or bankruptcy, DPS shareholder shall have the same rights as ordinary shareholders to receive the remaining assets of these companies as specified in the transaction documents.

(v)	The payment of dividends shall be made provided that net retained earnings for the year of VinFast Vietnam and VinFast Investment and Development, after paying all dividends, is positive and the payment of dividends in the year does not lead to any breach of these companies’ obligations. Dividend may be paid at a time determined by shareholders of these companies.
(vi)

In October 2025, the conversion ratios and exchange ratios of DPS1, DPS3, DPS5 into common shares of VinFast Vietnam and the Company were modified after restructuring transaction (Note 3), which triggered extinguishment accounting. DPS1, DPS3 and DPS5, following this amendment, are still qualified for equity classification. As a result, DPS1, DPS3 and DPS5 were remeasured at fair value and the differences between its fair value and carrying amount at extinguishment date were recorded as a change in additional paid-in capital.